Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Goodwill [Roll Forward]
Balance as of Beginning	$ 6,862
Additions due to acquisitions
Amortization
Foreign currency translation	(1)
Balance as of Ending	$ 6,861